Trade and Other Receivables	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Trade and Other Receivables	Trade and Other Receivables

	December 31, 2021 $	December 31, 2020 $	January 1, 2020 $
Unbilled revenues, net	86,795	50,073	31,629
Trade receivables, net	40,342	13,449	9,660
Indirect taxes receivable	39,142	45,961	36,821
Accrued interest	13,067	7,563	5,754
Other receivables	12,863	3,706	6,665
	192,209	120,752	90,529

Unbilled revenues represent amounts not yet billed to merchants related to subscription fees for Plus merchants, transaction fees and shipping and fulfillment charges, as at the consolidated balance sheet date.

The allowance for credit losses reflects the Company's best estimate of probable losses inherent in the unbilled revenues and trade receivables accounts. The Company determined the provision based on known troubled accounts, historical experience, supportable forecasts of collectibility and other currently available evidence.

Activity in the allowance for credit losses was as follows:

	Years ended
	December 31, 2021 $	December 31, 2020 $
Balance, beginning of the year	6,041	2,894
Provision for credit losses related to uncollectible receivables	6,069	6,793
Write-offs	(5,166)	(3,646)
Balance, end of the year	6,944	6,041
Merchant Cash Advances, Loans and Related Receivables

	December 31, 2021	December 31, 2020	January 1, 2020
	$	$	$
Merchant cash advances receivable, gross	439,289	218,840	131,227
Related receivables	—	819	3,179
Allowance for credit losses related to uncollectible merchant cash advances receivable	(38,264)	(15,816)	(10,420)
Loans receivable, gross	72,751	43,644	28,547
Allowance for credit losses related to uncollectible loans receivable	(3,054)	(2,764)	(2,361)
Merchant cash advances, loans and related receivables, net	470,722	244,723	150,172
Merchant Cash Advances

The following table summarizes the activities of the Company’s allowance for credit losses related to uncollectible merchant cash advances receivable:

	Years ended
	December 31, 2021	December 31, 2020
	$	$
Allowance, beginning of the year	15,816	10,420
Provision for credit losses related to uncollectible merchant cash advances receivable	36,719	13,896
Merchant cash advances receivable charged off, net of recoveries	(14,271)	(8,500)
Allowance, end of the year	38,264	15,816
Related receivables	—	(819)
Allowance, net of related receivables	38,264	14,997

Loans

The following table summarizes the activities of the Company’s allowance for credit losses related to uncollectible loans receivable:

	Years ended
	December 31, 2021	December 31, 2020
	$	$
Allowance, beginning of the year	2,764	2,361
Provision for credit losses related to uncollectible loans receivable	2,540	1,915
Loans receivable charged off, net of recoveries	(2,250)	(1,512)
Allowance, end of the year	3,054	2,764

The following table presents the delinquency status of the principal amount of merchant loans by year of origination. The delinquency status is determined based on the number of days past the expected or contractual repayment date for which the Company anticipates to receive the amounts outstanding. The "current" category represents balances that are within 29 days of the contractual repayment dates, or within 29 days of the expected repayment date.

	December 31, 2021
	Total	Percent
Current	$69,350	95.3%
30-59 Days	1,114	1.5%
60-89 Days	419	0.6%
90-179 Days	576	0.8%
180+ Days	1,292	1.8%
Total	$72,751	100.0%

	December 31, 2020
	Total	Percent
Current	$42,671	97.8%
30-59 Days	302	0.7%
60-89 Days	57	0.1%
90-179 Days	268	0.6%
180+ Days	346	0.8%
Total	43,644	100.0%
The Company maintains an internal monitoring list related to its outstanding loans. A merchant's ability and willingness to repay the financing receivables outstanding under the program is analyzed for a variety of factors that include, but are not limited to: current or expected age of the financing, merchant subscription or financing status, merchant GMV trends and other changes to merchant credit profiles. The Company charges off receivables outstanding under the program when the merchant receivable is included on its internal monitoring list for a period of 90 consecutive days.